SHARE-BASED PAYMENTS - (Summary of Equity Award Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Shares
Granted	0	0	0
CIH | Employees and Directors
Number of Shares
Outstanding at the beginning of the year	5,707,075	5,871,785	6,247,265
Forfeited	(135,230)	(18,980)	(99,620)
Expired	(8,380)	(145,730)	(275,620)
Exercised			(240)
Outstanding at the end of the year	5,563,465	5,707,075	5,871,785	6,247,265
Vested and expected to vest at the end of the year	5,563,465	5,707,075	5,871,785
Exercisable at the end of the year	5,563,465	5,707,075	5,637,960
Weighted-Average per share Exercise Price
Outstanding, Beginning of year	$ 3.71	$ 3.82	$ 3.83
Forfeited	6.6	6.46	3.71
Expired	3.98	5.54	3.99
Exercised			6.1
Outstanding, End of year	3.64	3.71	3.82	$ 3.83
Vested and expected to vest, End of year	3.64	3.71	3.82
Exercisable, End of year	$ 3.64	$ 3.71	$ 3.86
Weighted-Average Remaining Contractual Term (years)
Outstanding	4 years 8 months 12 days	5 years 21 days	5 years 6 months 25 days	6 years 5 months 15 days
Vested and expected to vest	4 years 8 months 12 days	5 years 21 days	5 years 6 months 25 days
Exercisable	4 years 8 months 12 days	5 years 21 days	5 years 6 months 10 days